Summary of Significant Accounting Policies - Provisions, Segment Reporting, Direct Vessel Expenses, Employee Benefits, Income Taxes and Dividends (Details)	8 Months Ended	12 Months Ended
	Aug. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Provision for losses on vessels time charter				$ 0	$ 0
Number of Reportable Segments	3			2
Termination of indemnities liability				$ 0	0
Dividends paid to common stockholders				0	0	$ 0
Dividends paid to preferred stockholders				0	0	0
Income tax (expense)/benefit				$ (2,052,000)	$ (1,475,000)	$ 1,108,000
Annual growth factor management fees every second year				3.00%
Severance and retirement compensation plan
Description of defined contribution pension and other postretirement plans				The amount of compensation was based on the number of years of service and the amount of remuneration at the date of dismissal or retirement up to a maximum of two years’ salary. If the employees remained in the employment of the Company until normal retirement age, they were entitled to retirement compensation which was equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that would remain with the Company until retirement age was not known.
Defined Benefit Plan, Funded Percentage				40.00%
Argentina
Effective Income Tax Rate Continuing Operations		25.00%	30.00%	30.00%	30.00%	30.00%	35.00%
Income tax (expense)/benefit				$ 0	$ (208,000)
US Retirement Savings Plan
Description of defined contribution pension and other postretirement plans				The Company sponsored a 401(k) retirement savings plan, which was categorized as a defined contribution plan. The plan was available to full time employees who met the plan’s eligibility requirements. The plan permitted employees to make contributions up to 15% of their annual salary with the Company matching up to the first 6%. The Company made monthly contributions (matching contributions) to the plan based on amounts contributed by employees. Subsequent to making the matching contributions, the Company had no further obligations. The Company might make an additional discretionary contribution annually if such a contribution was authorized by the Board of Directors. The plan was administered by an independent professional firm that specialized in providing such services.
Minimum | Stock-Based Compensation
Vesting Period				3 years
Maximum | Stock-Based Compensation
Vesting Period				4 years
Management agreement | NSM
Termination date of agreement				Aug. 29, 2024
Management agreement | Owned Vessels | NSM
Daily management fee				$ 3,700
Management agreement | After two years | Owned Vessels | NSM
Rate of annual increase in management fees				3.00%
Management agreement | Chartered-in vessels | NSM
Daily management fee				$ 30